NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 3) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Net Operating Loss	$ 860,447	$ 753,258
Valuation Allowance	(860,447)	(753,258)
Net Deferred Tax Asset	$ 0	$ 0